Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	FRONTIER FUNDS, INC.
Central Index Key	0001014913
Amendment Flag	false
Document Creation Date	Feb. 27, 2017
Document Effective Date	Mar. 01, 2017
Prospectus Date	Mar. 01, 2017
Frontier Silk Invest New Horizons Fund | Institutional Class
Prospectus:
Trading Symbol	FSNHX
Frontier Silk Invest New Horizons Fund | Service Class
Prospectus:
Trading Symbol	FNHSX